Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of share-based compensation expense recognized in Consolidated Statements of Income
The following table presents our total direct share-based compensation expense which is settled as part of our quarterly intercompany process. This table reflects both AIG equity awards and Corebridge RSUs:

Years Ended December 31,
(in millions)	2022	2021	2020
Share-based compensation expense - pre-tax	$75	$88	$74
Share-based compensation expense - after tax	59	70	58

Summary of outstanding share-settled RSU grants
The following table presents the Corebridge RSUs that were converted from AIG RSUs on September 14, 2022:

As of or for the Year Ended December 31,	2022
	Number of Units	Weighted Average Grant Date Fair Value
Unvested, beginning of year	$—	$—
Granted	10,328,220	21.00
Vested	(3,674,973)	21.00
Forfeited	(116,092)	21.00
Unvested, end of year	$6,537,155	$21.00